Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2011 Common Class A USD ($)	Dec. 31, 2010 Common Class A USD ($)	Dec. 31, 2011 Common Class B USD ($)	Dec. 31, 2010 Common Class B USD ($)
Series A convertible redeemable preferred shares, par value	$ 0.01	$ 0.01
Series A convertible redeemable preferred shares, shares authorized		130,000,000	130,000,000
Series A convertible redeemable preferred shares, shares issued		130,000,000	130,000,000
Series A convertible redeemable preferred shares, shares outstanding		130,000,000	130,000,000
Series A convertible redeemable preferred shares, aggregate liquidation value			246,000
Ordinary shares, par value				$ 0.01	$ 0.01	$ 0.01	$ 0.01
Ordinary shares, shares authorized				680,000,000	550,000,000	320,000,000	320,000,000
Ordinary shares, shares issued				306,101,077	43,497,237	317,325,360	320,000,000
Ordinary shares, shares outstanding				306,101,077	43,497,237	317,325,360	320,000,000